Provisions - Summary of Provisions (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Current
Current provisions	₨ 101,967.5		$ 1,474.5	₨ 79,418.5
Non-current
Non-current provisions	118,548.5		1,714.2	109,493.3
Employee benefits obligations [Member]
Non-current
Non-current provisions	8,263.5		119.5	7,380.0
Product warranty [Member]
Current
Current provisions	74,042.5		1,070.7	64,815.0
Non-current
Non-current provisions	100,970.1		1,460.1	94,521.6
Balance at the beginning	159,336.6	$ 2,304.1
Adjustment on initial application of IFRS 15 (refer note 2(x))	(1,376.5)	(19.9)
Provision made during the year	104,237.0	1,507.3
Provision used during the year	(86,087.7)	(1,244.9)
Impact of discounting	1,912.5	27.7
Currency translation	(3,009.3)	(43.5)
Balance at the end	175,012.6	2,530.8
Current	74,042.5		1,070.7
Non-current	100,970.1		1,460.1
Legal and product liability [Member]
Current
Current provisions	13,951.2		201.7	10,999.2
Non-current
Non-current provisions	3,913.1		56.6	2,199.5
Balance at the beginning	13,198.7	190.9
Provision made during the year	14,654.8	211.9
Provision used during the year	(9,857.3)	(142.5)
Currency translation	(131.9)	(2.0)
Balance at the end	17,864.3	258.3
Current	13,951.2		201.7
Non-current	3,913.1		56.6
Provision for residual risk [Member]
Current
Current provisions	851.2		12.3	622.0
Non-current
Non-current provisions	2,776.2		40.1	2,547.6
Balance at the beginning	3,169.6	45.8
Provision made during the year	724.9	10.5
Provision used during the year	(239.5)	(3.5)
Currency translation	(27.6)	(0.4)
Balance at the end	3,627.4	52.4
Current	851.2		12.3
Non-current	2,776.2		40.1
Provision for environmental liability [Member]
Current
Current provisions	1,254.7		18.1	978.8
Non-current
Non-current provisions	1,381.2		20.0	1,500.5
Balance at the beginning	2,479.3	35.9
Provision made during the year	1,009.4	14.6
Provision used during the year	(799.3)	(11.6)
Currency translation	(53.5)	(0.8)
Balance at the end	2,635.9	$ 38.1
Current	1,254.7		18.1
Non-current	1,381.2		20.0
Employee related and other provisions [Member]
Current
Current provisions	11,867.9		171.7	2,003.5
Other provisions [Member]
Non-current
Non-current provisions	₨ 1,244.4		$ 17.9	₨ 1,344.1